Mineral Properties, Plant and Equipment - Additional Information (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 01, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 19, 2022 $ / oZ	Dec. 31, 2020 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets			$ 49,600	$ 52,707		$ 16,969
Depreciation			1,032	1,242
Mineral properties, plant and equipment			2,840,499	2,497,919
Transferred from construction in progress to plant and equipment		$ 123,500
Discount rate used in current estimate of value in use					7.50%
Discounted cash flow model gold prices | $ / oZ					1,650
Discounted cash flow model silver prices | $ / oZ					21.50
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			632,788	552,621
Transferred from construction in progress to plant and equipment		66,900
Plant and equipment | Santa Luz
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 165,400
Mineral properties
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			1,774,576	1,715,976
Transferred from construction in progress to plant and equipment		$ 56,600
Mineral properties | Los Filos and GreenStone
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			434,800	459,000
Mineral properties | Santa Luz
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 107,500
Mineral properties, plant and equipment				51,700
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			382,338	177,898
Construction in progress | Santa Luz
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized costs of construction in progress			47,900	70,100
Construction in progress | Greenstone
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized costs of construction in progress			$ 318,700	66,400
Construction in progress | Los Filos
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized costs of construction in progress				$ 5,500